UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03143

Templeton Global Smaller Companies Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923
(Address of principal executive offices)   (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500_

Date of fiscal year end: _8/31__

Date of reporting period:  2/28/15_

Item 1. Reports to Stockholders.

Semiannual Report and Shareholder Letter

February 28, 2015

Templeton Global Smaller Companies Fund

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Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Focus on Investment Excellence

At the core of our firm, you’ll find multiple independent investment teams—each with a focused area of expertise—from traditional to alternative strategies and multi-asset solutions. And because our portfolio groups operate autonomously, their strategies can be combined to deliver true style and asset class diversification.

All of our investment teams share a common commitment to excellence grounded in rigorous, fundamental research and robust, disciplined risk management. Decade after decade, our consistent, research-driven processes have helped Franklin Templeton earn an impressive record of strong, long-term results.

Global Perspective Shaped by Local Expertise

In today’s complex and interconnected world, smart investing demands a global perspective. Franklin Templeton pioneered international investing over 60 years ago, and our expertise in emerging markets spans more than a quarter of a century. Today, our investment professionals are on the ground across the globe, spotting investment ideas and potential risks firsthand. These locally based teams bring in-depth understanding of local companies, economies and cultural nuances, and share their best thinking across our global research network.

Strength and Experience

Franklin Templeton is a global leader in asset management serving clients in over 150 countries.1 We run our business with the same prudence we apply to asset management, staying focused on delivering relevant investment solutions, strong long-term results and reliable, personal service. This approach, focused on putting clients first, has helped us to become one of the most trusted names in financial services.

1. As of 12/31/14. Clients are represented by the total number of shareholder accounts.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Contents

Shareholder Letter	1
Semiannual Report
Templeton Global
Smaller Companies Fund	3
Performance Summary	6
Your Fund’s Expenses	9
Financial Highlights and
Statement of Investments	11
Financial Statements	19
Notes to Financial Statements	23
Shareholder Information	31

Semiannual Report

Templeton Global Smaller Companies Fund

This semiannual report for Templeton Global Smaller Companies Fund covers the period ended February 28, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks to achieve long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of smaller companies located anywhere in the world.

Performance Overview

For the six months under review, the Fund’s Class A shares had a -3.60% cumulative total return. In comparison, the MSCI All Country World Index (ACWI) Small Cap Index, which measures performance of small capitalization companies in global developed and emerging markets, posted a +0.41% total return.1 Please note index performance information is provided for reference and we do not attempt to track the index but rather undertake investments on the basis of fundamental research. You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Economic and Market Overview

The global economy overall expanded moderately during the six months under review even though economic activity in some countries slowed. As measured by the MSCI World Index, stocks in global developed markets rose slightly during the six-month period amid a generally accommodative monetary policy environment, improving U.S. economic data and signs of improvement in Europe and Japan. During the period, oil prices plummeted mainly because of strong supply, and gold prices declined due to benign global inflation and a strong U.S. dollar.

U.S. economic growth trends were generally encouraging during the period, although economic expansion moderated in 2014’s fourth quarter. The U.S. Federal Reserve Board (Fed) ended its bond buying program in October 2014, based on its view that underlying economic strength could support ongoing progress in labor market conditions. The Fed stated that it could be patient with regard to raising interest rates and that it would consider inflationary pressures, labor market conditions, and financial and international developments in determining its next course of action. In February, Fed Chair Janet Yellen asserted that any change to the Fed’s future policy guidance would not necessarily mean an immediate rate hike, but the Fed would have the flexibility to decide on rates on a meeting-by-meeting basis.

Outside the U.S., the U.K. economy grew relatively well, supported by the services and manufacturing sectors. In the eurozone, the economy showed signs of improvement as the gross domestic product growth rate picked up in the third and fourth quarters of 2014, led by Germany, the region’s largest economy. In addition to maintaining a low benchmark interest rate and a negative bank deposit rate, the European Central Bank (ECB) implemented a major asset purchase program to boost inflation and stimulate the economy. Although the region

1. Source: © Morningstar.
The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 15.

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TEMPLETON GLOBAL SMALLER COMPANIES FUND

benefited from lower oil prices, a weaker euro that supported exports and the ECB’s accommodative policy, it continued to face headwinds such as deflationary pressures and the crisis in Ukraine. Japan slid into recession in the third quarter, prompting the Bank of Japan to broaden its stimulus measures amid weak domestic demand and lower inflation resulting from falling crude oil prices. In December, Japan’s ruling coalition was reelected and announced a new stimulus package to revive economic growth. The country exited recession in the fourth quarter, supported largely by exports, while growth in domestic consumption and capital spending remained relatively soft.

Top 10 Countries
Based on Equity Securities
2/28/15
% of Total
Net Assets
U.S.	37.0%
Japan	10.2%
U.K.	6.6%
South Korea	5.2%
Canada	5.2%
Germany	4.2%
Hong Kong	3.6%
Netherlands	3.5%
Finland	3.1%
Italy	2.8%

In several emerging markets, economic growth generally moderated. Although Brazil exited recession as government spending drove third-quarter economic growth, it continued to face headwinds such as lower commodity prices and a severe drought. Emerging market equities, as measured by the MSCI Emerging Markets Index, fell during the six-month period, pressured by concerns about global economic growth, the future course of U.S. monetary policy and Greece’s debt negotiations. Also weighing on investor sentiment was a sharp decline in crude oil prices, which pressured several oil-producing countries’ financial positions and currencies. However, China’s fiscal and monetary stimulus measures, the ECB’s monetary easing and the Fed’s accommodative policy provided investors with some optimism. Central bank actions varied across emerging markets. Some central banks raised interest rates in response to rising inflation and weakening currencies, while others lowered interest rates to promote economic growth. The People’s Bank of China cut its benchmark interest rate during the period to augment growth and curb deflationary risks. The Reserve Bank of India announced a surprise rate cut given signs of cooling inflation resulting largely from lower oil prices.

Investment Strategy

At Templeton, when choosing investments for the Fund, we take a bottom-up, value-oriented, long-term approach, focusing on the market price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash flow growth potential. We also consider the company’s price/earnings ratio, profit margins and liquidation value.

Manager’s Discussion

Several holdings performed well during the six-month period under review. Founded in 1938 in Portland, Oregon, Columbia Sportswear has grown from a family-owned hat distributor to a leading, active outdoor apparel, sportswear and footwear company with operations in North America, Europe and Asia. Columbia reported strong sales growth during the period as all regions performed well. Management continued to create new products, strategically expanded the company’s retail footprint and developed a niche in medium price-point products that helped shield the company from competitors.

Greggs is a vertically integrated U.K. retail baker and a leader in the take-away sandwich and savory food market. Greggs reported strong financial results during the period attributable to new product offerings and renovated stores, which we thought was evidence that the company’s food-on-the-go offer resonated with customers. As the English economy improves, we believe this company could benefit strongly from new customers dining out. We felt management executed its turnaround strategy well and believed it could benefit Greggs’s revenue without having to add stores.

Japan’s Asics is a global footwear company. Substantial growth in e-commerce sales strongly contributed to overall earnings. Even with this success in mind, we still saw what we considered substantial further potential for Asics to expand its sales channels and to take full advantage of its untapped brand value. The global popularity of fitness and running and a growing recognition of the high performance of the company’s products could, in our view, also remain a growth driver. Asics announced a 30 billion yen investment in improved research and development, back-end systems and expansion of its distribution facilities in the U.S. and Japan.

In contrast, some holdings performed poorly during the period. Based in the San Francisco Bay Area, LeapFrog Enterprises is the leading maker of technology-based educational toys and products for young children. LeapFrog had a strong brand name synonymous with electronic learning and a strong balance sheet during the period. These features helped the company experience a turnaround in performance. We believe

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TEMPLETON GLOBAL SMALLER COMPANIES FUND

Top 10 Holdings
2/28/15
Company	% of Total
Sector/Industry, Country	Net Assets
Columbia Sportswear Co.	2.3%
Textiles, Apparel & Luxury Goods, U.S.
AllianceBernstein Holding LP	2.1%
Capital Markets, U.S.
Asics Corp.	2.0%
Textiles, Apparel & Luxury Goods, Japan
Techtronic Industries Co. Ltd.	2.0%
Household Durables, Hong Kong
Amer Sports OYJ	2.0%
Leisure Products, Finland
Heidrick & Struggles International Inc.	2.0%
Professional Services, U.S.
Kobayashi Pharmaceutical Co. Ltd.	2.0%
Personal Products, Japan
Hibbett Sports Inc.	1.9%
Specialty Retail, U.S.
SpartanNash Co.	1.9%
Food & Staples Retailing, U.S.
Hillenbrand Inc.	1.9%
Machinery, U.S.

the company could expand following a period of declining business activity, as LeapFrog’s debt was limited and its operating margins were at unsustainably depressed levels that could improve. LeapFrog’s management took the proper steps in returning the company back to profitability, in our view.

Swift Energy (sold by period-end) is a U.S.-based oil and natural gas exploration and production company with operations focused on shallow water and onshore reserves in Louisiana and Texas. News of the planned sale of the company’s Central Louisiana assets and the announcement of a sharply reduced capital expenditures budget led investors to expect a year of minimal production growth, which weighed on the stock price.

Based in South Korea, DGB Financial Group specializes in banking, credit cards and securities. The banking subsidiary, Daegu Bank, accounted for 95% of the company’s assets and is a regional bank focused primarily on the Daegu region, where it is the market leader. Shares declined during the period based on lackluster financial results and issuance of new stock at a discount. Based on our long-term analysis, Daegu’s economy continued to appear healthy with low unemployment levels, reasonable economic growth and stable export trends. We also positively regarded the South Korean government’s initiatives to promote economic activity in the region. DGB also had fewer delinquent loans than nationwide banks, high customer loyalty and consistently healthy returns on tangible equity, a measure of the company’s strength.

Thank you for your continued participation in Templeton Global Smaller Companies Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of February 28, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

David Tuttle assumed portfolio manager responsibilities for
the Fund effective January 1, 2015. He is a vice president,
portfolio manager and research analyst for the Templeton
Global Equity Group and is responsible for North American
thrift and mortgage, Canadian banks and financial services,
as well as small-cap resources, telecommunications and
financials. Prior to joining Franklin Templeton in 2002,
Mr. Tuttle was a senior associate for PricewaterhouseCoopers in the Corporate Valuation Consulting and Project Finance
and Privatization Groups. He is a Chartered Financial
Analyst (CFA) Charterholder, a Certified Financial
Planner (CFP) and a member of the Toronto Society of
Financial Analysts.

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TEMPLETON GLOBAL SMALLER COMPANIES FUND

Performance Summary as of February 28, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)		2/28/15	8/31/14		Change
A (TEMGX)		$8.76	$9.20	-$	0.44
C (TESGX)		$8.42	$8.83	-$	0.41
R6 (FBOGX)		$8.79	$9.25	-$	0.46
Advisor (TGSAX)		$8.79	$9.24	-$	0.45

Distributions (9/1/14–2/28/15)
	Dividend	Short-Term	Long-Term
Share Class	Income	Capital Gain	Capital Gain		Total
A	$0.0443	$0.0183	$0.0437		$0.1063
C	—	$0.0183	$0.0437		$0.0620
R6	$0.0825	$0.0183	$0.0437		$0.1445
Advisor	$0.0624	$0.0183	$0.0437		$0.1244

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TEMPLETON GLOBAL SMALLER COMPANIES FUND
PERFORMANCE SUMMARY

Performance as of 2/28/15

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;
Class R6/Advisor Class: no sales charges.

							Average Annual
		Cumulative		Average Annual	Value of $10,000		Total Return	Total Annual
Share Class		Total Return[1]		Total Return[2]	Investment[3]		(3/31/15)[4]	Operating Expenses[5]
A								1.34%
6-Month		-3.60%		-9.13%	$9,087
1-Year		-1.89%		-7.52%	$9,248		-7.28%
5-Year	+	55.59%	+	7.95%	$14,661	+	6.39%
10-Year	+	73.18%	+	5.02%	$16,327	+	5.20%
C								2.09%
6-Month		-3.92%		-4.88%	$9,512
1-Year		-2.60%		-3.57%	$9,643		-3.33%
5-Year	+	49.97%	+	8.44%	$14,997	+	6.85%
10-Year	+	60.60%	+	4.85%	$16,060	+	5.04%
R6[6]								0.92%
6-Month		-3.37%		-3.37%	$9,663
1-Year		-1.45%		-1.45%	$9,855		-1.22%
Since Inception (5/1/13)	+	21.05%	+	11.00%	$12,105	+	10.82%
Advisor								1.09%
6-Month		-3.49%		-3.49%	$9,651
1-Year		-1.57%		-1.57%	$9,843		-1.34%
5-Year	+	57.71%	+	9.54%	$15,771	+	7.93%
10-Year	+	77.49%	+	5.91%	$17,749	+	6.10%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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TEMPLETON GLOBAL SMALLER COMPANIES FUND

PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Smaller, midsized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. In addition, smaller company stocks have historically exhibited greater price volatility than larger company stocks, particularly over the short term. Value securities may not increase in price as anticipated or may decline further in value. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Class R6 has a fee waiver contractually guaranteed through at least the Fund’s current fiscal year-end. Investment results reflect the fee waiver, to the extent applicable;
without this reduction, the results would have been lower.

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TEMPLETON GLOBAL SMALLER COMPANIES FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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TEMPLETON GLOBAL SMALLER COMPANIES FUND
YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 9/1/14	Value 2/28/15	Period* 9/1/14–2/28/15
A
Actual	$1,000	$964.00	$6.62
Hypothetical (5% return before expenses)	$1,000	$1,018.05	$6.80
C
Actual	$1,000	$960.80	$10.26
Hypothetical (5% return before expenses)	$1,000	$1,014.33	$10.54
R6
Actual	$1,000	$966.30	$4.53
Hypothetical (5% return before expenses)	$1,000	$1,020.18	$4.66
Advisor
Actual	$1,000	$965.10	$5.41
Hypothetical (5% return before expenses)	$1,000	$1,019.29	$5.56

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.36%; C: 2.11%; R6: 0.93%; and
Advisor: 1.11%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

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TEMPLETON GLOBAL SMALLER COMPANIES FUND

Financial Highlights
	Six Months Ended
	February 28, 2015		Year Ended August 31,
	(unaudited)	2014	2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.20	$7.81	$6.39	$6.61	$6.06	$5.42
Income from investment operations[a]:
Net investment income (loss)[b]	(—)[c]	0.03	0.05	0.07	0.06	0.01
Net realized and unrealized gains (losses)	(0.34)	1.38	1.47	(0.23)	0.51	0.70
Total from investment operations	(0.34)	1.41	1.52	(0.16)	0.57	0.71
Less distributions from:
Net investment income	(0.04)	(0.02)	(0.10)	(0.06)	(0.02)	(0.07)
Net realized gains	(0.06)	—	—	—	—	—
Total distributions	(0.10)	(0.02)	(0.10)	(0.06)	(0.02)	(0.07)
Net asset value, end of period	$8.76	$9.20	$7.81	$6.39	$6.61	$6.06

Total return[d]	(3.60)%	18.09%	24.04%	(2.31)%	9.31%	13.11%

Ratios to average net assets[e]
Expenses	1.36%[f]	1.34%	1.39%[g]	1.41%	1.35%[g]	1.39%[g]
Net investment income (loss)	(0.01)%	0.28%	0.72%	1.06%	0.80%	0.23%

Supplemental data
Net assets, end of period (000’s)	$1,017,630	$1,082,873	$892,067	$726,065	$833,869	$816,589
Portfolio turnover rate	10.29%	25.64%	27.67%	25.44%	23.31%	22.33%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.
gBenefit of expense reduction rounds to less than 0.01%.

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TEMPLETON GLOBAL SMALLER COMPANIES FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended
	February 28, 2015		Year Ended August 31,
	(unaudited)	2014	2013	2012	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.83	$7.53	$6.16	$6.39	$5.88	$5.28
Income from investment operations[a]:
Net investment income (loss)[b]	(0.03)	(0.04)	(—)[c]	0.02	—[c]	(0.03)
Net realized and unrealized gains (losses)	(0.32)	1.34	1.42	(0.23)	0.51	0.68
Total from investment operations	(0.35)	1.30	1.42	(0.21)	0.51	0.65
Less distributions from:
Net investment income	—	—	(0.05)	(0.02)	—	(0.05)
Net realized gains	(0.06)	—	—	—	—	—
Total distributions	(0.06)	—	(0.05)	(0.02)	—	(0.05)
Net asset value, end of period	$8.42	$8.83	$7.53	$6.16	$6.39	$5.88

Total return[d]	(3.92)%	17.26%	23.19%	(3.07)%	8.67%	12.27%

Ratios to average net assets[e]
Expenses	2.11%[f]	2.09%	2.14%[g]	2.16%	2.10%[g]	2.14%[g]
Net investment income (loss)	(0.76)%	(0.47)%	(0.03)%	0.31%	0.05%	(0.52)%

Supplemental data
Net assets, end of period (000’s)	$40,565	$47,636	$39,726	$34,090	$42,043	$36,390
Portfolio turnover rate	10.29%	25.64%	27.67%	25.44%	23.31%	22.33%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.
gBenefit of expense reduction rounds to less than 0.01%.

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TEMPLETON GLOBAL SMALLER COMPANIES FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended
	February 28, 2015	Year Ended August 31,
	(unaudited)	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.25	$7.84	$7.43
Income from investment operations[b]:
Net investment income[c]	0.02	0.09	0.03
Net realized and unrealized gains (losses)	(0.34)	1.38	0.38
Total from investment operations	(0.32)	1.47	0.41
Less distributions from:
Net investment income	(0.08)	(0.06)	—
Net realized gains	(0.06)	—	—
Total distributions	(0.14)	(0.06)	—
Net asset value, end of period	$8.79	$9.25	$7.84

Total return[d]	(3.37)%	18.72%	5.52%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.93%	0.92%	3.26%
Expenses net of waiver and payments by affiliates	0.93%[f]	0.92%	0.95%[g]
Net investment income (loss)	0.42%	0.70%	(1.15)%

Supplemental data
Net assets, end of period (000’s)	$24,811	$26,371	$5
Portfolio turnover rate	10.29%	25.64%	27.67%

aFor the period May 1, 2013 (effective date) to August 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.
gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 13

TEMPLETON GLOBAL SMALLER COMPANIES FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended
	February 28, 2015		Year Ended August 31,
	(unaudited)	2014	2013	2012	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.24	$7.84	$6.41	$6.63	$6.08	$5.43
Income from investment operations[a]:
Net investment income[b]	0.01	0.03	0.07	0.08	0.08	0.03
Net realized and unrealized gains (losses)	(0.34)	1.41	1.48	(0.23)	0.51	0.69
Total from investment operations	(0.33)	1.44	1.55	(0.15)	0.59	0.72
Less distributions from:
Net investment income	(0.06)	(0.04)	(0.12)	(0.07)	(0.04)	(0.07)
Net realized gains	(0.06)	—	—	—	—	—
Total distributions	(0.12)	(0.04)	(0.12)	(0.07)	(0.04)	(0.07)
Net asset value, end of period	$8.79	$9.24	$7.84	$6.41	$6.63	$6.08

Total return[c]	(3.49)%	18.40%	24.43%	(2.07)%	9.60%	13.38%

Ratios to average net assets[d]
Expenses	1.11%[e]	1.09%	1.14%[f]	1.16%	1.10%[f]	1.14%[f]
Net investment income	0.24%	0.53%	0.97%	1.31%	1.05%	0.48%

Supplemental data
Net assets, end of period (000’s)	$49,635	$62,955	$140,733	$116,877	$113,402	$95,765
Portfolio turnover rate	10.29%	25.64%	27.67%	25.44%	23.31%	22.33%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.
fBenefit of expense reduction rounds to less than 0.01%.

14 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

TEMPLETON GLOBAL SMALLER COMPANIES FUND

Statement of Investments, February 28, 2015 (unaudited)
	Industry	Shares/Units	Value
Common Stocks and Other Equity
Interests 94.1%
Austria 0.7%
Wienerberger AG	Building Products	529,918	$8,303,180
Bahamas 1.2%
[a] Steiner Leisure Ltd.	Diversified Consumer Services	299,170	13,797,720
Belgium 0.9%
Barco NV	Electronic Equipment, Instruments & Components	167,740	10,644,552
Brazil 0.6%
Companhia de Saneamento de Minas
Gerais	Water Utilities	344,000	2,437,929
Tupy SA	Auto Components	832,400	4,573,948
			7,011,877
Canada 5.2%
Canaccord Genuity Group Inc.	Capital Markets	1,097,700	5,885,084
Dorel Industries Inc., B	Household Durables	232,700	7,580,393
Ensign Energy Services Inc.	Energy Equipment & Services	230,400	1,714,588
Genworth MI Canada Inc.	Thrifts & Mortgage Finance	174,700	4,438,445
HudBay Minerals Inc.	Metals & Mining	2,151,850	18,768,637
Major Drilling Group International Inc.	Metals & Mining	1,546,100	8,635,495
Mullen Group Ltd.	Energy Equipment & Services	523,400	8,573,256
Precision Drilling Corp.	Energy Equipment & Services	368,200	2,242,140
Trican Well Service Ltd.	Energy Equipment & Services	189,300	663,466
			58,501,504
China 0.9%
Shenguan Holdings Group Ltd.	Food Products	20,330,000	5,924,019
Yingde Gases Group Co. Ltd.	Chemicals	5,163,000	3,727,870
			9,651,889
Finland 3.1%
Amer Sports OYJ	Leisure Products	1,026,507	22,356,944
Huhtamaki OYJ	Containers & Packaging	423,700	12,523,754
			34,880,698
France 0.6%
Ipsos	Media	258,820	7,198,332
Germany 3.6%
Gerresheimer AG	Life Sciences Tools & Services	314,610	18,123,179
[a] Grand City Properties SA	Real Estate Management & Development	739,400	12,272,365
[a] Kloeckner & Co. SE	Trading Companies & Distributors	1,045,320	10,873,256
			41,268,800
Greece 0.4%
JUMBO SA	Specialty Retail	392,937	4,485,706
Hong Kong 3.6%
Luk Fook Holdings (International) Ltd.	Specialty Retail	3,082,000	9,755,617
Techtronic Industries Co. Ltd.	Household Durables	6,661,500	23,018,521
Value Partners Group Ltd.	Capital Markets	8,730,000	7,642,837
			40,416,975
India 0.5%
Jain Irrigation Systems Ltd.	Machinery	4,981,389	5,800,683

franklintempleton.com		Semiannual Report | 15

TEMPLETON GLOBAL SMALLER COMPANIES FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Industry	Shares/Units	Value
Common Stocks and Other
Equity Interests (continued)
Italy 2.8%
Amplifon SpA	Health Care Providers & Services	708,901	$4,522,391
Azimut Holding SpA	Capital Markets	221,610	5,806,286
Marr SpA	Food & Staples Retailing	396,973	7,015,373
[a] Sorin SpA	Health Care Equipment & Supplies	4,314,669	13,907,455
			31,251,505
Japan 10.2%
Asics Corp.	Textiles, Apparel & Luxury Goods	884,000	23,130,915
Capcom Co. Ltd.	Software	300,500	5,310,625
en-japan Inc.	Professional Services	1,600	21,669
Keihin Corp.	Auto Components	409,900	6,856,796
Kobayashi Pharmaceutical Co. Ltd.	Personal Products	324,110	22,217,873
MEITEC Corp.	Professional Services	281,000	8,844,382
Nissin Kogyo Co. Ltd.	Auto Components	242,770	3,852,010
Seria Co. Ltd.	Multiline Retail	17,700	568,199
Shinko Plantech Co. Ltd.	Energy Equipment & Services	759,700	6,033,397
Square Enix Holdings Co. Ltd.	Software	477,200	9,761,816
Tokai Rika Co. Ltd.	Auto Components	343,200	7,304,692
Tsumura & Co.	Pharmaceuticals	638,100	15,720,454
Unipres Corp.	Auto Components	312,900	5,929,981
			115,552,809
Netherlands 3.5%
Aalberts Industries NV	Machinery	640,951	19,834,792
Arcadis NV	Construction & Engineering	370,310	12,290,542
USG People NV	Professional Services	515,166	7,025,551
			39,150,885
Norway 0.7%
Ekornes ASA	Household Durables	629,300	7,681,704
South Korea 5.2%
Binggrae Co. Ltd.	Food Products	119,438	7,950,891
BS Financial Group Inc.	Banks	1,118,187	15,131,083
DGB Financial Group Inc.	Banks	1,202,820	12,671,497
Sindoh Co. Ltd.	Technology Hardware, Storage & Peripherals	143,648	9,327,707
Youngone Corp.	Textiles, Apparel & Luxury Goods	312,788	14,345,337
			59,426,515
Spain 1.9%
Construcciones y Auxiliar de Ferrocarriles
SA	Machinery	25,409	9,092,971
Melia Hotels International SA	Hotels, Restaurants & Leisure	439,436	5,191,126
Tecnicas Reunidas SA	Energy Equipment & Services	169,604	7,030,962
			21,315,059
Sweden 0.3%
[a,b] D Carnegie & Co. AB	Real Estate Management & Development	1,176	—
[c] Oriflame Cosmetics SA, SDR	Personal Products	234,550	3,466,665
			3,466,665

16 | Semiannual Report

franklintempleton.com

TEMPLETON GLOBAL SMALLER COMPANIES FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Industry	Shares/Units	Value
Common Stocks and Other
Equity Interests (continued)
Switzerland 2.4%
Logitech International SA	Technology Hardware, Storage & Peripherals	1,084,340	$16,026,545
Vontobel Holding AG	Capital Markets	272,678	11,157,740
			27,184,285
Taiwan 2.2%
Giant Manufacturing Co. Ltd.	Leisure Products	1,707,311	16,561,601
Tripod Technology Corp.	Electronic Equipment, Instruments & Components	3,684,000	8,119,751
			24,681,352
United Kingdom 6.6%
Bellway PLC	Household Durables	230,820	7,094,268
Bovis Homes Group PLC	Household Durables	446,830	6,666,641
Devro PLC	Food Products	1,479,750	6,692,970
Greggs PLC	Food & Staples Retailing	1,274,630	17,256,257
Laird PLC	Electronic Equipment, Instruments & Components	2,411,500	13,047,826
SIG PLC	Trading Companies & Distributors	1,814,100	5,544,843
UBM PLC	Media	1,359,914	11,388,698
[a] Vectura Group PLC	Pharmaceuticals	3,357,110	7,618,084
			75,309,587
United States 37.0%
AllianceBernstein Holding LP	Capital Markets	827,323	23,694,531
ArcBest Corp.	Road & Rail	372,660	15,607,001
[a] Black Diamond Inc.	Leisure Products	590,400	4,280,400
Brocade Communications Systems Inc.	Communications Equipment	467,680	5,794,555
[a] Chemtura Corp.	Chemicals	239,090	6,276,113
Columbia Sportswear Co.	Textiles, Apparel & Luxury Goods	460,390	25,731,197
[a] Deckers Outdoor Corp.	Textiles, Apparel & Luxury Goods	90,950	6,752,128
[a] Drew Industries Inc.	Auto Components	121,040	7,140,150
Education Realty Trust Inc.	Real Estate Investment Trusts (REITs)	265,200	9,297,912
The Finish Line Inc., A	Specialty Retail	307,490	7,527,355
FirstMerit Corp.	Banks	1,010,150	18,334,222
[a,c] Glu Mobile Inc.	Software	1,549,680	7,794,890
[a] Green Dot Corp.	Consumer Finance	424,270	6,580,428
GulfMark Offshore Inc., A	Energy Equipment & Services	510,730	8,396,401
[d] Heidrick & Struggles International Inc.	Professional Services	928,260	22,222,544
[a] Hibbett Sports Inc.	Specialty Retail	445,210	21,775,221
Hillenbrand Inc.	Machinery	674,030	21,366,751
Hyster-Yale Materials Handling Inc.	Machinery	172,030	11,366,022
[a] Investment Technology Group Inc.	Capital Markets	537,260	12,099,095
[a,c,d] JAKKS Pacific Inc.	Leisure Products	1,516,460	10,099,624
Janus Capital Group Inc.	Capital Markets	1,237,410	20,392,517
[a] Knowles Corp.	Electronic Equipment, Instruments & Components	812,180	15,553,247
[a] LeapFrog Enterprises Inc.	Leisure Products	2,600,390	6,683,002
[a] Navistar International Corp.	Machinery	173,590	5,053,205
Rayonier Advanced Materials Inc.	Chemicals	179,280	3,327,437
Simpson Manufacturing Co. Inc.	Building Products	570,930	20,667,666
[a] Smith & Wesson Holding Corp.	Leisure Products	381,584	5,162,832
SpartanNash Co.	Food & Staples Retailing	817,090	21,693,739
[a] Stillwater Mining Co.	Metals & Mining	1,237,220	17,939,690

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Semiannual Report | 17

TEMPLETON GLOBAL SMALLER COMPANIES FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Industry	Shares/Units	Value
Common Stocks and Other
Equity Interests (continued)
United States (continued)
[a] TTM Technologies Inc.	Electronic Equipment, Instruments & Components	1,621,080	$14,281,715
[a] Tutor Perini Corp.	Construction & Engineering	612,620	14,255,667
[a] Unit Corp.	Energy Equipment & Services	191,590	5,851,159
[a,d] West Marine Inc.	Specialty Retail	1,454,630	16,364,587
			419,363,003
Total Common Stocks and Other
Equity Interests
(Cost $857,789,062)			1,066,345,285
Preferred Stocks 1.0%
Brazil 0.4%
Alpargatas SA, pfd.	Textiles, Apparel & Luxury Goods	1,203,250	3,924,655
Germany 0.6%
Draegerwerk AG & Co. KGAA, pfd.	Health Care Equipment & Supplies	66,000	7,259,668
Total Preferred Stocks
(Cost $11,919,062)			11,184,323
Total Investments before Short
Term Investments
(Cost $869,708,124)			1,077,529,608
Short Term Investments
(Cost $12,631,149) 1.1%
[e] Investments from Cash Collateral
Received for Loaned Securities
Money Market Funds 1.1%
United States 1.1%
[a,f] Institutional Fiduciary Trust Money Market
Portfolio		12,631,149	12,631,149
Total Investments
(Cost $882,339,273) 96.2%			1,090,160,757
Other Assets, less Liabilities
3.8%			42,480,663
Net Assets 100.0%			$1,132,641,420

See Abbreviations on page 30.

aNon-income producing.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days.
cA portion or all of the security is on loan at February 28, 2015. See Note 1(c).
dSee Note 8 regarding holdings of 5% voting securities.
eSee Note 1(c) regarding securities on loan.
fSee Note 3(f) regarding investments in Institutional Fiduciary Trust Money Market Portfolio.

18 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

TEMPLETON GLOBAL SMALLER COMPANIES FUND

Financial Statements

Statement of Assets and Liabilities
February 28, 2015 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$811,880,266
Cost - Non-controlled affiliated issuers (Note 8)	57,827,858
Cost - Sweep Money Fund (Note 3f)	12,631,149
Total cost of investments	$882,339,273
Value - Unaffiliated issuers	$1,028,842,853
Value - Non-controlled affiliated issuers (Note 8)	48,686,755
Value - Sweep Money Fund (Note 3f)	12,631,149
Total value of investments (includes securities loaned in the amount of $11,601,193)	1,090,160,757
Cash	55,269,665
Receivables:
Investment securities sold	3,946,673
Capital shares sold	1,805,363
Dividends and interest	2,190,450
Other assets	698
Total assets	1,153,373,606
Liabilities:
Payables:
Investment securities purchased	5,319,835
Capital shares redeemed	1,415,708
Management fees	742,897
Distribution fees	221,955
Transfer agent fees	287,107
Payable upon return of securities loaned	12,631,149
Accrued expenses and other liabilities	113,535
Total liabilities	20,732,186
Net assets, at value	$1,132,641,420
Net assets consist of:
Paid-in capital	$933,009,956
Distributions in excess of net investment income	(2,283,903)
Net unrealized appreciation (depreciation)	207,780,858
Accumulated net realized gain (loss)	(5,865,491)
Net assets, at value	$1,132,641,420

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 19

TEMPLETON GLOBAL SMALLER COMPANIES FUND
FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)
February 28, 2015 (unaudited)

Class A:
Net assets, at value	$1,017,630,227
Shares outstanding	116,151,049
Net asset value per share[a]	$8.76
Maximum offering price per share (net asset value per share ÷ 94.25%)	$9.29
Class C:
Net assets, at value	$40,565,377
Shares outstanding	4,819,252
Net asset value and maximum offering price per share[a]	$8.42
Class R6:
Net assets, at value	$24,811,263
Shares outstanding	2,823,847
Net asset value and maximum offering price per share	$8.79
Advisor Class:
Net assets, at value	$49,634,553
Shares outstanding	5,647,009
Net asset value and maximum offering price per share	$8.79

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
20 | Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON GLOBAL SMALLER COMPANIES FUND
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended February 28, 2015 (unaudited)

Investment income:
Dividends: (net of foreign taxes of $512,538)
Unaffiliated issuers	$6,857,951
Non-controlled affiliated issuers (Note 8)	263,269
Interest	1,996
Income from securities loaned	397,465
Total investment income	7,520,681
Expenses:
Management fees (Note 3a)	4,875,041
Distribution fees: (Note 3c)
Class A	1,248,734
Class C	210,197
Transfer agent fees: (Note 3e)
Class A	906,597
Class C	38,332
Class R6	77
Advisor Class	47,322
Custodian fees (Note 4)	56,615
Reports to shareholders	92,572
Registration and filing fees	53,248
Professional fees	27,944
Trustees’ fees and expenses	44,620
Other	19,723
Total expenses	7,621,022
Expenses waived/paid by affiliates (Note 3f)	(308)
Net Expenses	7,620,714
Net investment income (loss)	(100,033)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	7,139,886
Non-controlled affiliated issuers (Note 8)	(533,211)
Foreign currency transactions	(154,463)
Net realized gain (loss)	6,452,212
Net change in unrealized appreciation (depreciation) on:
Investments	(51,740,089)
Translation of other assets and liabilities denominated in foreign currencies	(43,582)
Change in deferred taxes on unrealized appreciation	76,505
Net change in unrealized appreciation (depreciation)	(51,707,166)
Net realized and unrealized gain (loss)	(45,254,954)
Net increase (decrease) in net assets resulting from operations	$(45,354,987)

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 21

TEMPLETON GLOBAL SMALLER COMPANIES FUND
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Six Months Ended
	February 28, 2015	Year Ended
	(unaudited)	August 31, 2014
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(100,033)	$3,395,919
Net realized gain (loss) from investments and foreign currency transactions	6,452,212	89,419,423
Net change in unrealized appreciation (depreciation) on investments, translation of other assets
and liabilities denominated in foreign currencies and deferred taxes	(51,707,166)	102,809,900
Net increase (decrease) in net assets resulting from operations	(45,354,987)	195,625,242
Distributions to shareholders from:
Net investment income:
Class A	(5,132,505)	(2,577,758)
Class R6	(229,995)	(37)
Advisor Class	(360,905)	(741,716)
Net realized gains:
Class A	(7,183,442)	—
Class C	(314,991)	—
Class R6	(172,845)	—
Advisor Class	(358,592)	—
Total distributions to shareholders	(13,753,275)	(3,319,511)
Capital share transactions: (Note 2)
Class A	(13,178,245)	28,807,870
Class C	(4,738,819)	1,006,890
Class R6	(259,950)	25,633,008
Advisor Class	(9,908,094)	(100,451,266)
Total capital share transactions	(28,085,108)	(45,003,498)
Net increase (decrease) in net assets	(87,193,370)	147,302,233
Net assets:
Beginning of period	1,219,834,790	1,072,532,557
End of period	$1,132,641,420	$1,219,834,790
Undistributed net investment income (distributions in excess of net investment income)
included in net assets:
End of period	$(2,283,903)	$3,539,535

22 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

TEMPLETON GLOBAL SMALLER COMPANIES FUND

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Templeton Global Smaller Companies Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers four classes of shares: Class A, Class C, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be

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Semiannual Report | 23

TEMPLETON GLOBAL SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting

Policies (continued)

a. Financial Instrument Valuation (continued)

valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Lending

The Fund participates in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Fund. The total cash collateral received at period end was $12,631,149. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned is reported separately in the Statement of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

d. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date. As a result of several court cases, in certain countries across the European Union, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in those countries. These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. At this time, uncertainty

24 | Semiannual Report

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TEMPLETON GLOBAL SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, and accordingly, no amounts are reflected in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of February 28, 2015, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S.

GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At February 28, 2015, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	February 28, 2015		August 31, 2014
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	7,600,558	$65,486,188	26,837,570	$235,968,328
Shares issued in reinvestment of distributions	1,353,319	11,557,349	267,626	2,357,786
Shares redeemed	(10,494,110)	(90,221,782)	(23,650,619)	$(209,518,244)
Net increase (decrease)	(1,540,233)	$(13,178,245)	3,454,577	$28,807,870
Class C Shares:
Shares sold	267,059	$2,201,962	1,039,506	$8,857,891
Shares issued in reinvestment of distributions	35,152	288,950	—	—
Shares redeemed	(878,011)	(7,229,731)	(919,315)	(7,851,001)
Net increase (decrease)	(575,800)	$(4,738,819)	120,191	$1,006,890

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TEMPLETON GLOBAL SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)
	Six Months Ended		Year Ended
	February 28, 2015		August 31, 2014
	Shares	Amount	Shares	Amount
Class R6 Shares:
Shares sold	199,770	$1,711,732	3,029,935	$27,262,202
Shares redeemed	(227,469)	(1,971,682)	(179,062)	(1,629,194)
Net increase (decrease)	(27,699)	$(259,950)	2,850,873	$25,633,008
Advisor Class Shares:
Shares sold	985,511	$8,582,743	3,612,754	$32,422,765
Shares issued in reinvestment of distributions	68,481	586,879	78,708	694,990
Shares redeemed	(2,222,047)	(19,077,716)	(14,832,236)	(133,569,021)
Net increase (decrease)	(1,168,055)	$(9,908,094)	(11,140,774)	$(100,451,266)

3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton
Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Subsidiary	Affiliation
Franklin Templeton Investment Corp. (FTIC)	Investment manager
Templeton Investment Counsel, LLC (TIC)	Investment manager – sub-advisor
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees
The Fund pays an investment management fee to FTIC based on the average daily net assets of the Fund as follows:
Annualized Fee Rate	Net Assets
0.900%	Up to and including $200 million
0.885%	Over $200 million, up to and including $700 million
0.850%	Over $700 million, up to and including $1 billion
0.830%	Over $1 billion, up to and including $1.2 billion
0.805%	Over $1.2 billion, up to and including $5 billion
0.785%	Over $5 billion, up to and including $10 billion
0.765%	Over $10 billion, up to and including $15 billion
0.745%	Over $15 billion, up to and including $20 billion
0.725%	In excess of $20 billion

Under a subadvisory agreement, TIC, an affiliate of FTIC, provides subadvisory services to the Fund. The subadvisory fee is paid by FTIC based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

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TEMPLETON GLOBAL SMALLER COMPANIES FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

b. Administrative Fees

Under an agreement with FTIC, FT Services provides administrative services to the Fund. The fee is paid by FTIC based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	1.00%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$230,484
CDSC retained	$6,192

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended February 28, 2015, the Fund paid transfer agent fees of $992,328, of which $432,105 was retained by Investor Services.

f. Investments in Institutional Fiduciary Trust Money Market Portfolio

The Fund invests in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an affiliated open-end management investment company. Management fees paid by the Fund are waived on assets invested in the Sweep Money Fund, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund.

g. Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01% until December 31, 2015. There were no Class R6 transfer agent fees waived during the period ended February 28, 2015.

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Semiannual Report | 27

TEMPLETON GLOBAL SMALLER COMPANIES FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended February 28, 2015, there were no credits earned.

5. Income Taxes

At February 28, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$888,764,909
Unrealized appreciation	$309,148,186
Unrealized depreciation	(107,752,338)
Net unrealized appreciation (depreciation)	$201,395,848

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and pass-through entity income.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2015, aggregated $111,351,667 and $137,178,902, respectively.

7. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for the Fund for the period ended February 28, 2015, were as shown below.

	Number of			Number of
	Shares Held			Shares Held
	at Beginning	Gross	Gross	at End	Value at End	Investment	Realized
Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)
Non-Controlled Affiliates
Heidrick & Struggles
International Inc.	1,144,810	—	(216,550)	928,260	$22,222,544	$263,269	$164,606
JAKKS Pacific Inc.	1,553,200	—	(36,740)	1,516,460	10,099,624	—	(697,817)
West Marine Inc.	1,454,630	—	—	1,454,630	16,364,587	—	—
Total Affiliated Securities (Value is 4.30% of Net Assets)					$48,686,755	$263,269	$(533,211)

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TEMPLETON GLOBAL SMALLER COMPANIES FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

9. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 12, 2016. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended February 28, 2015, the Fund did not use the Global Credit Facility.

10. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of February 28, 2015, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2		Level 3	Total
Assets:
Investments in Securities:
Equity Investments[a,b]	$1,077,529,608	$—	$	—[c]	$1,077,529,608
Short Term Investments	12,631,149	—		—	12,631,149
Total Investments in Securities	$1,090,160,757	$—		$—	$1,090,160,757

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common and preferred stocks as well as other equity investments.
cIncludes securities determined to have no value at February 28, 2015.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

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Semiannual Report | 29

TEMPLETON GLOBAL SMALLER COMPANIES FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

11. New Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

12. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio

SDR Swedish Depositary Receipt

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TEMPLETON GLOBAL SMALLER COMPANIES FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Semiannual Report and Shareholder Letter
Templeton Global Smaller Companies Fund

Investment Manager
Franklin Templeton Investments Corp.

Subadvisor
Templeton Investment Counsel, LLC

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN® / 342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2015 Franklin Templeton Investments. All rights reserved.	103 S 04/15

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is David W. Niemiec and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.             N/A

Item 5. Audit Committee of Listed Registrants.  N/A

Item 6. Schedule of Investments.  N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.  N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL SMALLER COMPANIES FUND

By /s/LAURA F. FERGERSON_________

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON_________

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 24, 2015

By /s/MARK H. OTANI_____________

      Mark H. Otani

      Chief Financial Officer and Chief Accounting Officer

Date  April 24, 2015